Invested Assets and Investment Income - Summary of Rental Income of Investment Properties (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Rental income from investment properties	$ 840	$ 825
Direct operating expenses of rental investment properties	(473)	(458)
Total	$ 367	$ 367